October 30, 2017

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attention: Office of Filings, Information & Consumer Service

Re:	The GraniteShares ETF Trust (the “Trust”) File Nos. 333-214796/811-23214

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Fund, that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on October 27, 2017 (Accession # 0001387131-17-005194).

If you have any questions, concerning this filing, you may contact me at (202) 312-3331.

Very truly yours,

/s/ W. Thomas Conner
W. Thomas Conner Vedder Price P.C

WTC/pph

cc:	William Rhind Benoit Autier Brian Poole